Business Acquisitions	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Business Acquisitions
5.
Business acquisitions
A)
Valens

On January 17, 2023, the Company acquired all of the issued and outstanding common shares of The Valens Company Inc. (“Valens”), other than those owned by SNDL and its subsidiaries, by way of a statutory plan of arrangement (the “Valens Transaction”). The Valens Transaction consideration was comprised of (i) the assumption of Valens’ $60 million non-revolving term loan facility from its then existing lender, (ii) an aggregate 27.6 million SNDL common shares valued at $84.0 million based on the fair value of each common share of the Company on the closing date (0.3334 of a SNDL common share for each Valens common share), and (iii) contingent consideration valued at $0.6 million representing the fair value of Valens stock options.

Valens is a manufacturer of cannabis products providing proprietary cannabis processing services, in addition to product development, manufacturing, and commercialization of cannabis consumer packaged goods. Valens products are formulated for the medical, health and wellness, and recreational consumer segments.

The Company engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts, if any.

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Valens loan facility	61,512	—	61,512
Issuance of common shares	83,953	—	83,953
Contingent consideration	—	602	602
	145,465	602	146,067

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Cash	3,615	—	3,615
Accounts receivable	21,361	—	21,361
Marketable securities	876	—	876
Prepaid expenses and deposits	4,980	—	4,980
Inventory	14,140	—	14,140
Assets held for sale	6,330	—	6,330
Right of use assets	2,882	—	2,882
Property, plant and equipment	63,030	(10,938)	52,092
Intangible assets	2,285	(785)	1,500
Goodwill	68,697	12,325	81,022
Accounts payable and accrued liabilities	(34,185)	—	(34,185)
Contractual obligation	(5,339)	—	(5,339)
Lease liabilities	(3,207)	—	(3,207)
	145,465	602	146,067

Valens subsidiary Green Roads, Inc. (“Green Roads”) was sold and has been classified as held for sale and discontinued operations (note 6). Valens facility located in Mission, British Columbia was also classified as held for sale and was disposed of during the prior year (note 13).

The consolidated financial statements incorporate the operations of Valens commencing January 18, 2023. During the period January 18, 2023 to December 31, 2023 the Company recorded gross revenues of $99.1 million and net loss of $85.8 million from the Valens operations. Had the Valens Transaction closed on January 1, 2023, management estimates that for the period January 1, 2023, to January 17, 2023, revenue would have increased by $4.2 million and net loss would have increased by $2.1 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2023.

The Company incurred costs related to the Valens Transaction of $2.8 million which have been included in transaction costs for the year ended December 31, 2023.

B)
Superette

On February 7, 2023, the Company acquired the right, title and interest in (i) five Superette retail locations within Toronto and Ottawa; (ii) the intellectual property rights related to the Superette brand; and (iii) the shares of Superette Ontario Inc. (collectively, the “Superette Transaction”).

The Superette Transaction consideration was comprised of the extinguishment of the Company’s promissory note.

The fair value of consideration paid was as follows:

Extinguishment of promissory note	2,625
2,625

The fair value of the assets and liabilities acquired was as follows:

Cash	80
Accounts receivable	30
Prepaid expenses and deposits	141
Inventory	371
Right of use assets	1,129
Property, plant and equipment	2,077
Accounts payable and accrued liabilities	(74)
Lease liabilities	(1,129)
2,625

The consolidated financial statements incorporate the operations of Superette commencing February 8, 2023. During the period February 8, 2023 to December 31, 2023 the Company recorded gross revenues of $3.8 million and net loss of $2.0 million from the Superette operations. Had the Superette Transaction closed on January 1, 2023, management estimates that for the period January 1, 2023, to February 7, 2023, revenue would have increased by $0.5 million and net loss would have increased by $0.1 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2023.

The Company incurred costs related to the Superette Transaction of $0.7 million which have been included in transaction costs for the year ended December 31, 2023.

C)
LIGHTBOX

On March 28, 2023, the Company announced that it had entered into an agreement with Lightbox Enterprises Ltd. (“Lightbox”) pursuant to which, in connection with Lightbox’s proceedings under the Companies’ Creditors Arrangement Act (Canada), the Company (or its designee) would acquire the assets comprising four cannabis retail stores operating under the Dutch Love cannabis retail banner (the “Lightbox Transaction”). The Lightbox Transaction consideration was comprised of (i) approximately $2.0 million in cash, (ii) the cancellation of $3.0 million in debt owing by Lightbox to the Company, and (iii) the issuance of 1.1 million SNDL common shares valued at approximately $3.7 million.

On April 1, 2024, the Company announced that it had agreed to assign its rights to own or operate the four cannabis retail stores to Nova. On May 8, 2024, the Company completed the Lightbox Transaction and the assignment of its rights to own or operate the four cannabis retail stores to Nova.

The Company has engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts.

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Cash	1,654	324	1,978
Issuance of common shares	3,693	—	3,693
Extinguishment of convertible debenture	3,000	—	3,000
	8,347	324	8,671

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Inventory	154	—	154
Prepaid expenses and deposits	—	120	120
Right of use assets	2,828	(111)	2,717
Property, plant and equipment	964	73	1,037
Intangible assets	1,959	546	2,505
Lease liabilities	(2,828)	—	(2,828)
Total identifiable net assets acquired	3,077	628	3,705
Goodwill	5,270	(304)	4,966
	8,347	324	8,671

Goodwill is mainly attributable to the expansion of the store network and the Value Buds brand growth in British Columbia.

The consolidated financial statements incorporate the operations of Lightbox commencing May 9, 2024. During the period May 9, 2024 to December 31, 2024 the Company recorded revenues of $6.8 million and net earnings of $0.1 million from the Lightbox operations. Had the Lightbox Transaction closed on January 1, 2024, management estimates that for the period January 1, 2024, to May 8, 2024, revenue would have increased by $3.1 million and net earnings would have increased by $0.2 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2024.

The Company incurred costs related to the Lightbox Transaction of $0.7 million which have been included in transaction costs.

D)
INDIVA

On July 5, 2024, the Company announced that it had entered into a purchase agreement (the “Bid Agreement”) with Indiva Limited (“Indiva”) and its direct and indirect subsidiaries (collectively with Indiva, the “Indiva Group”), pursuant to which the Company offered to purchase all of the issued and outstanding shares of Indiva and the business and assets of the Indiva Group (collectively, the “Indiva Assets”) (the “Indiva Transaction”) for consideration comprising of a credit bid of all of the indebtedness of the Indiva Group owing to the Company, the retention of certain liabilities of the Indiva Group, and cash payments sufficient to repay certain priority indebtedness of the Indiva Group and costs associated with the Indiva Group’s proceedings under the Companies’ Creditors Arrangement Act (Canada) (the “CCAA”).

The Bid Agreement was entered into in the context of the CCAA proceedings, as part of a sales process where the Indiva Assets were marketed to prospective purchasers (the “Sale Process”) and, accordingly, was subject to approval by the court overseeing the CCAA proceedings and to potential alternative bids submitted pursuant to the Sale Process. On August 29, 2024, the Company announced that its stalking horse bid pursuant to the Bid Agreement had been chosen as the successful bid for the Indiva Assets.

On November 4, 2024, the Company announced that it had successfully closed the Indiva Transaction for consideration of approximately $21.1 million, comprised of the extinguishment of $20.7 million in total debt owing by Indiva to the Company and a cash payment of approximately $0.4 million.

The Company has engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed. The purchase price allocation is not final as the Company is continuing to obtain and verify information required to determine the fair value of certain assets and liabilities and the amount of deferred income taxes, if any, arising on their recognition.

Due to the inherent complexity associated with valuations and the timing of the acquisition, the amounts below are provisional and subject to adjustment. The fair value of consideration paid was as follows:

Provisional
Extinguishment of term loan	18,923
Extinguishment of debtor-in-possession loan	1,750
Cash	385
21,058

The preliminary fair value of the assets and liabilities acquired was as follows:

Provisional
Cash	3
Accounts receivable	4,057
Inventory	4,860
Prepaid expenses and deposits	205
Right of use assets	562
Property, plant and equipment	21,213
Accounts payable and accrued liabilities	(4,100)
Lease liabilities	(286)
Total identifiable net assets acquired	26,514
Bargain purchase gain	(5,456)
21,058

The excess of the aggregate fair value of the identifiable net assets acquired over the fair value of the consideration was $5.46 million, which was recorded as a bargain purchase gain included in other expenses, net (note 31), in the accompanying consolidated statements of loss and comprehensive loss for the year ended December 31, 2024. The bargain purchase gain was primarily due to the fair value adjustments on the identifiable property, plant and equipment and net working capital acquired.

As new information is obtained within one year of the date of acquisition, about facts and circumstances that existed at the date of acquisition, the accounting for the acquisition will be revised. All such adjustments will be recorded to the bargain purchase gain in the period that the adjustment is identified.

The consolidated financial statements incorporate the operations of Indiva commencing November 4, 2024. During the period November 4, 2024 to December 31, 2024 the Company recorded revenues of $8.5 million and net earnings of $1.7 million from the Indiva operations. Had the Indiva Transaction closed on January 1, 2024, management estimates that for the period January 1, 2024, to November 3, 2024, revenue would have increased by $35.1 million and net earnings would have decreased by $2.2 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2024.

The Company incurred costs related to the Indiva Transaction of $0.3 million which have been included in transaction costs.